GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL [Abstract]
Schedule of Goodwill
Changes in the carrying amount of goodwill as of December 31, 2020 and 2019 are as follows:

	Products	Projects	Total

As of January 1, 2019	$10,881	$239	$11,120

Foreign currency translation adjustments	363	21	384

As of December 31, 2019	11,244	260	11,504

Foreign currency translation adjustments	263	19	282

As of December 31, 2020	$11,507	$279	$11,786